Joint Venture - Operating Results (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Capital expenditures		$ 7,171	$ 11,184	$ 10,181
Depreciation and amortization		23,318	24,380	24,579
Impairment of goodwill	$ 56,160	0	56,160	0
Joint venture
Schedule of Equity Method Investments [Line Items]
Goodwill			3,525
Revenues		160,104	259,487	230,351
Net income (loss)		(2,876)	15,555	13,720
Current assets		66,645	93,679	82,827
Non-current assets		22,777	26,377	25,615
Current liabilities		7,792	11,896	10,548
Non-current liabilities		11,287	35,469	16,103
Members’ equity		70,343	72,691	81,791
Capital expenditures		2,176	3,042	1,789
Depreciation and amortization		2,390	$ 2,294	$ 2,217
Impairment of goodwill		$ 1,763